Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid voyage costs	$ 2,829	$ 284
Inventories	21,072	6,267
Claims receivable	5,568	633
Other	3,651	899
Total prepaid expenses and other current assets	$ 33,120	$ 8,083